November 30, 2004

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C.  20549-1004

ATTN:    Ms. Patsy Mengiste
         Document Control - EDGAR

RE:      AXP Stock Series, Inc.
              AXP Stock Fund
              Post -Effective Amendment No. 107
              File Nos. 2-11358 / 811-498

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 107 (Amendment). This Amendment was filed electronically on Nov. 22, 2004.

If you have any questions or concerns regarding this filing, please contact Simone Pepper at (612) 671-2847 or me at (612) 671-4321.


Sincerely,




/s/ Christopher O. Petersen
----------------------------
    Christopher O. Petersen
    Counsel
    American Express Financial Corporation